CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital	Treasury shares	Other capital reserves	Share premiums	Accumulated deficit	Total
Balance at beginning of the year at Dec. 31, 2021	₺ 719,960		₺ 405,291	₺ 20,910,909	₺ (10,588,507)	₺ 11,447,653
Net income/(loss) for the year					(6,916,737)	(6,916,737)
Other comprehensive loss for the year					(33,266)	(33,266)
Share-based payments			361,846			361,846
Balance at ending of the year at Dec. 31, 2022	719,960		767,137	20,910,909	(17,538,510)	4,859,496
Net income/(loss) for the year					109,053	109,053
Other comprehensive loss for the year					(108,441)	(108,441)
Share-based payments			153,622			153,622
Acquisition of treasury shares		₺ (245,217)				(245,217)
Balance at ending of the year at Dec. 31, 2023	719,960	(245,217)	920,759	20,910,909	(17,537,898)	4,768,513
Net income/(loss) for the year					(1,604,907)	(1,604,907)
Other comprehensive loss for the year					(22,071)	(22,071)
Share-based payments			179,945			179,945
Balance at ending of the year at Dec. 31, 2024	₺ 719,960	₺ (245,217)	₺ 1,100,704	₺ 20,910,909	₺ (19,164,876)	₺ 3,321,480